Federal Coal Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Coal Lease Obligations
Federal coal lease obligations, current	$ 58,958	$ 63,191
Federal coal lease obligations, noncurrent	63,970	122,928
Total principal payments	$ 122,928	$ 186,119